SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM DILUTED LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant to Underwriters 12.2019 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	138,307	175,889
Series A and B Warrants 10.2022 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	2,044,990
Warrant to Underwriters 10.2022 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	51,125
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	1,507,137	997,148
Series A and B Warrants 2013 and 2016 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	183	2,953